Supplemental Guarantor Information - Condensed Consolidating Statements of Cash Flows (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows provided by (used in) operating activities	$ 331	$ 115
Cash flows from investing activities
Property, plant and equipment, net	(194)	(524)
Investments in subsidiaries	0	0
Distributions received from affiliates, net	0	0
Net cash provided by (used in) investing activities	(194)	(524)
Cash flows from financing activities
Proceeds from issuances of debt	0	2,314
Repayments of debt	0	(703)
Debt issuance and deferred financing costs	0	(26)
Distributions to parent	0	0
Contributions from parent	0	0
Distributions to owners	(249)	(25)
Net cash provided by (used in) financing activities	(249)	1,560
Net increase (decrease) in cash, cash equivalents and restricted cash	(112)	1,151
Cash, cash equivalents and restricted cash—beginning of period	1,589	605
Cash, cash equivalents and restricted cash—end of period	1,477	1,756
Parent Issuer [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows provided by (used in) operating activities	(10)	(29)
Cash flows from investing activities
Property, plant and equipment, net	0	0
Investments in subsidiaries	(38)	(127)
Distributions received from affiliates, net	167	159
Net cash provided by (used in) investing activities	129	32
Cash flows from financing activities
Proceeds from issuances of debt		0
Repayments of debt		0
Debt issuance and deferred financing costs		0
Distributions to parent	0	0
Contributions from parent	0	0
Distributions to owners	(249)	(25)
Net cash provided by (used in) financing activities	(249)	(25)
Net increase (decrease) in cash, cash equivalents and restricted cash	(130)	(22)
Cash, cash equivalents and restricted cash—beginning of period	1,033	234
Cash, cash equivalents and restricted cash—end of period	903	212
Guarantors [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows provided by (used in) operating activities	135	32
Cash flows from investing activities
Property, plant and equipment, net	(5)	0
Investments in subsidiaries	0	0
Distributions received from affiliates, net	0	0
Net cash provided by (used in) investing activities	(5)	0
Cash flows from financing activities
Proceeds from issuances of debt		0
Repayments of debt		0
Debt issuance and deferred financing costs		0
Distributions to parent	(167)	(159)
Contributions from parent	38	127
Distributions to owners	0	0
Net cash provided by (used in) financing activities	(129)	(32)
Net increase (decrease) in cash, cash equivalents and restricted cash	1	0
Cash, cash equivalents and restricted cash—beginning of period	12	13
Cash, cash equivalents and restricted cash—end of period	13	13
Non-Guarantor [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows provided by (used in) operating activities	206	116
Cash flows from investing activities
Property, plant and equipment, net	(189)	(528)
Investments in subsidiaries	0	0
Distributions received from affiliates, net	0	0
Net cash provided by (used in) investing activities	(189)	(528)
Cash flows from financing activities
Proceeds from issuances of debt		2,314
Repayments of debt		(703)
Debt issuance and deferred financing costs		(26)
Distributions to parent	0	0
Contributions from parent	0	0
Distributions to owners	0	0
Net cash provided by (used in) financing activities	0	1,585
Net increase (decrease) in cash, cash equivalents and restricted cash	17	1,173
Cash, cash equivalents and restricted cash—beginning of period	544	358
Cash, cash equivalents and restricted cash—end of period	561	1,531
Eliminations [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows provided by (used in) operating activities	0	(4)
Cash flows from investing activities
Property, plant and equipment, net	0	4
Investments in subsidiaries	38	127
Distributions received from affiliates, net	(167)	(159)
Net cash provided by (used in) investing activities	(129)	(28)
Cash flows from financing activities
Proceeds from issuances of debt		0
Repayments of debt		0
Debt issuance and deferred financing costs		0
Distributions to parent	167	159
Contributions from parent	(38)	(127)
Distributions to owners	0	0
Net cash provided by (used in) financing activities	129	32
Net increase (decrease) in cash, cash equivalents and restricted cash	0	0
Cash, cash equivalents and restricted cash—beginning of period	0	0
Cash, cash equivalents and restricted cash—end of period	$ 0	$ 0